Intangible Assets, Net - Additional Information (Detail) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets, net	$ 14,429,547	$ 17,088,277
Expenses related to unsuccessful wells	$ 2,334,028	$ 38,990,149